JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.5%
CAE, Inc.*(a)	855,184	26,095,587

Airlines — 0.3%
Air Canada*(a)	980,169	19,625,378

Auto Components — 1.2%
Magna International, Inc.	799,797	67,055,760

Banks — 25.0%
Bank of Montreal(a)	1,886,693	186,809,223
Bank of Nova Scotia (The)	3,537,089	220,770,375
Canadian Imperial Bank of Commerce(a)	1,307,911	152,082,918
National Bank of Canada	983,407	75,268,944
Royal Bank of Canada(a)	4,152,893	420,016,062
Toronto-Dominion Bank (The)	5,306,343	352,806,310

		1,407,753,832

Capital Markets — 5.0%
Brookfield Asset Management, Inc., Class A(a)	4,232,834	228,503,823
CI Financial Corp.	549,549	10,021,032
IGM Financial, Inc.	236,330	8,340,502
Onex Corp.(a)	222,622	16,969,664
TMX Group Ltd.	147,477	16,195,755

		280,030,776

Chemicals — 1.8%
Nutrien Ltd.	1,662,134	98,827,429

Commercial Services & Supplies — 2.3%
GFL Environmental, Inc.(a)	414,159	14,427,180
Ritchie Bros Auctioneers, Inc.	321,570	19,197,286
Waste Connections, Inc.	759,886	96,264,814

		129,889,280

Construction & Engineering — 0.7%
SNC-Lavalin Group, Inc.(a)	511,730	13,617,695
WSP Global, Inc.	215,394	25,567,247

		39,184,942

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	435,057	24,950,568

Diversified Telecommunication Services — 1.3%
BCE, Inc.(a)	870,204	43,433,475
TELUS Corp.	1,297,460	28,817,422

		72,250,897

Electric Utilities — 2.1%
Emera, Inc.(a)	739,119	34,473,657
Fortis, Inc.(a)	1,368,314	62,054,509
Hydro One Ltd.(b)	889,332	21,955,295

		118,483,461

Equity Real Estate Investment Trusts (REITs) — 0.5%
Canadian Apartment Properties	246,026	12,295,384
H&R(a)	409,780	5,527,891
RioCan(a)	453,160	8,205,262

		26,028,537

Food & Staples Retailing — 3.7%
Alimentation Couche-Tard, Inc., Class B	2,485,960	100,207,541
Empire Co. Ltd., Class A(a)	497,034	16,322,125
George Weston Ltd.(a)	203,729	21,127,331
Loblaw Cos. Ltd.	458,757	31,034,860
Metro, Inc.	715,879	37,125,177

		205,817,034

Food Products — 0.4%
Saputo, Inc.(a)	697,647	20,130,885

Gas Utilities — 0.3%
AltaGas Ltd.(a)	815,347	17,259,790

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International, Inc.	895,826	61,119,517

Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp.	351,389	14,910,655

Insurance — 6.8%
Fairfax Financial Holdings Ltd.	78,661	33,135,221
Great-West Lifeco, Inc.	784,468	23,604,464
iA Financial Corp., Inc.	312,941	17,312,590
Intact Financial Corp.	441,418	60,148,333
Manulife Financial Corp.	5,660,823	109,441,368
Power Corp. of Canada(a)	1,668,132	53,242,238
Sun Life Financial, Inc.	1,706,716	88,892,598

		385,776,812

IT Services — 9.8%
CGI, Inc.*	645,701	58,737,261
Shopify, Inc., Class A*	329,032	493,969,971

		552,707,232

Media — 0.9%
Quebecor, Inc., Class B	490,931	12,843,850
Shaw Communications, Inc., Class B	1,305,278	38,124,664

		50,968,514

Metals & Mining — 8.0%
Agnico Eagle Mines Ltd.(a)	710,757	45,980,440
Barrick Gold Corp.(a)	5,183,895	112,852,347
First Quantum Minerals Ltd.	1,610,026	34,482,122
Franco-Nevada Corp.	556,822	89,062,063
Kinross Gold Corp.	3,676,304	24,074,546
Kirkland Lake Gold Ltd.(a)	778,460	33,288,587
Lundin Mining Corp.	1,872,498	17,065,007
Teck Resources Ltd., Class B	1,359,118	31,025,714
Wheaton Precious Metals Corp.	1,311,880	60,599,266

		448,430,092

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A(a)	167,270	25,734,052
Dollarama, Inc.(a)	828,457	39,012,383

		64,746,435

Multi-Utilities — 0.8%
Algonquin Power & Utilities Corp.(a)	1,745,114	27,807,684
Atco Ltd., Class I	215,679	7,793,210
Canadian Utilities Ltd., Class A(a)	345,981	10,135,946

		45,736,840

Oil, Gas & Consumable Fuels — 13.0%
Cameco Corp.	1,159,088	20,615,712
Canadian Natural Resources Ltd.	3,456,816	114,072,711

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cenovus Energy, Inc.(a)	3,646,011	30,422,390
Enbridge, Inc.	5,904,394	232,749,356
Imperial Oil Ltd.(a)	641,939	17,586,947
Keyera Corp.(a)	644,278	17,248,225
Pembina Pipeline Corp.(a)	1,603,166	52,993,400
Suncor Energy, Inc.(a)	4,389,007	86,401,100
TC Energy Corp.	2,852,876	139,076,562
Tourmaline Oil Corp.(a)	796,536	21,745,765

		732,912,168

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.*	900,688	26,350,683
Canopy Growth Corp.*(a)	706,987	13,390,592

		39,741,275

Professional Services — 0.9%
Thomson Reuters Corp.	491,242	52,053,697

Road & Rail — 6.5%
Canadian National Railway Co.	2,066,609	224,550,750
Canadian Pacific Railway Ltd.	1,943,088	144,283,162

		368,833,912

Software — 2.7%
BlackBerry Ltd.*(a)	1,516,683	15,439,142
Constellation Software, Inc.	58,063	93,006,445
Open Text Corp.	796,361	41,362,771

		149,808,358

Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	578,419	19,940,527

Trading Companies & Distributors — 0.2%
Finning International, Inc.	473,085	12,232,865

Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., Class B	1,021,570	52,142,977

TOTAL COMMON STOCKS (Cost $4,221,805,547)		5,605,446,032

SHORT-TERM INVESTMENTS — 10.7%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 10.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	272,490,813	272,490,813
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	327,165,398	327,165,398

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $599,656,211)		599,656,211

Total Investments — 110.2% (Cost $4,821,461,758)		6,205,102,243
Liabilities in Excess of Other Assets — (10.2)%		(574,723,629)

Net Assets — 100.0%		5,630,378,614

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $560,274,867.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	120	09/2021	CAD	23,330,555	312,584

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,205,102,243	$—	$—	$6,205,102,243

Appreciation in Other Financial Instruments
Futures Contracts (a)	$312,584	$—	$—	$312,584

(a) Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$242,096,062	$2,414,125,000	$2,383,700,000	$(30,249)	$—	$272,490,813	272,490,813	$240,033	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	42,762,729	5,383,163,580	5,098,760,911	—	—	327,165,398	327,165,398	35,422	—

Total	$284,858,791	$7,797,288,580	$7,482,460,911	$(30,249)	$—	$599,656,211		$275,455	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.